Debt and Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Debt Profile

DEBT PROFILE

PRINCIPAL AMOUNT BY EXPECTED MATURITY	2017	2018	2019	2020	2021	Thereafter	Total long-term	Total
U.S. private placement notes (incl. DRD1)) (Weighted average interest rate 3.9%)	$105.0	$—	$268.0	$—	$275.0	$767.0	$1,310.0	$1,415.0
Overdraft/Other short-term debt (incl. DRD1)) (Weighted average interest rate 3.0%)	39.9	—	—	—	—	—	—	39.9
Medium-term notes (Weighted average interest rate 1.5%)	71.5	—	—	—	—	—	—	71.5
Other long-term loans, incl. current portion (Weighted average interest rate 0.6%)	2.3	0.2	—	—	11.1	—	11.3	13.6

Total debt as cash flow, (incl. DRD1))	$218.7	$0.2	$268.0	$—	$286.1	$767.0	$1,321.3	$1,540.0

DRD adjustment	1.1	—	2.3	—	—	—	2.3	3.4

Total debt as reported	$219.8	$0.2	$270.3	$—	$286.1	$767.0	$1,323.6	$1,543.4

1)	Debt Related Derivatives (DRD), i.e. fair value adjustments to the carrying value of the underlying debt associated with hedging and a discounted fair value hedge.